N-2 - USD ($)					3 Months Ended
		Jul. 19, 2024	Jul. 16, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key		0001385763
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Nuveen Core Equity Alpha Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	1.00	%*
Offering Costs (1)	0.42%
Dividend Reinvestment Plan Fees (2)	$2.50

*	The maximum sales charge for offerings made at the market is 1.00%.
(1)	Assuming a Common Share offering price of $15.11 (the Fund’s closing price on the NYSE on July 16, 2024).
(2)
You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.42%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares(3)
Annual Expenses
Management Fees	0.91%
Other Expenses (4)	0.11%
Total Annual Expenses	1.02%
(3)	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended December 31, 2023.
(4)
Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[4]	0.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[5]	0.11%
Total Annual Expenses [Percent]	[4]	1.02%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs of $4.20, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.
1

1 Year	3 Years	5 Years	10 Years
$24	$46	$70	$137
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

(1)
The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 24
Expense Example, Years 1 to 3		46
Expense Example, Years 1 to 5		70
Expense Example, Years 1 to 10		$ 137
Purpose of Fee Table , Note [Text Block]
The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Assuming a Common Share offering price of $15.11 (the Fund’s closing price on the NYSE on July 16, 2024).
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
TRADING AND NET ASSET VALUE INFORMATION
The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the Nasdaq, (ii) the high and low NAV of the Common Shares, and (iii) the high and low of the premium/(discount) to NAV (expressed as a percentage) of the Common Shares.

	Market Price		NAV		Premium/(Discount) to NAV
Fiscal Quarter End	High	Low	High	Low	High	Low
June 2024	$15.00	$13.33	$14.94	$13.72	1.97%	(4.23)%
March 2024	$14.27	$12.94	$14.39	$13.09	3.20%	(3.43)%
December 2023	$14.02	$11.65	$13.49	$12.01	4.41%	(3.00)%
September 2023	$13.16	$12.12	$13.55	$12.40	(0.08)%	(4.44)%
June 2023	$12.90	$11.82	$13.31	$12.43	(1.51)%	(6.39)%
March 2023	$13.54	$11.82	$12.96	$11.90	12.46%	(3.24)%
December 2022	$16.17	$12.12	$13.07	$11.58	30.09%	(1.70)%
September 2022	$16.13	$11.93	$15.10	$12.33	8.16%	(4.56)%
June 2022	$17.45	$12.62	$16.46	$13.07	6.86%	(5.72)%

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on July 16, 2024, was $15.12, $15.11 and (0.07)%, respectively. As of June 30, 2024, the Fund had 16,095,014 Common Shares outstanding, and net assets applicable to Common Shares of $236,814,663. See “Repurchase of Fund Shares; Conversion to Open-End Fund” in the accompanying prospectus.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 13.33	$ 12.94	$ 11.65	$ 12.12	$ 11.82	$ 11.82	$ 12.12	$ 11.93	$ 12.62
Highest Price or Bid					15.00	14.27	14.02	13.16	12.90	13.54	16.17	16.13	17.45
Lowest Price or Bid, NAV					13.72	13.09	12.01	12.40	12.43	11.90	11.58	12.33	13.07
Highest Price or Bid, NAV					$ 14.94	$ 14.39	$ 13.49	$ 13.55	$ 13.31	$ 12.96	$ 13.07	$ 15.10	$ 16.46
Highest Price or Bid, Premium (Discount) to NAV [Percent]					1.97%	3.20%	4.41%	(0.08%)	(1.51%)	12.46%	30.09%	8.16%	6.86%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(4.23%)	(3.43%)	(3.00%)	(4.44%)	(6.39%)	(3.24%)	(1.70%)	(4.56%)	(5.72%)
Share Price			$ 15.11
NAV Per Share			$ 15.12	$ 14.71	$ 14.71
Latest Premium (Discount) to NAV [Percent]			(0.07%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				16,095,014
Common Shares Adjusted for Offering [Member]
General Description of Registrant [Abstract]
NAV Per Share				$ 14.74	$ 14.74
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				17,694,306

[1]	The maximum sales charge for offerings made at the market is 1.00%.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Assuming a Common Share offering price of $15.11 (the Fund’s closing price on the NYSE on July 16, 2024).
[4]	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended December 31, 2023.
[5]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.